LEASE (Tables)	12 Months Ended
Dec. 31, 2022
LEASE
Summary of weighted average remaining lease terms and discount rates for the operating lease

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2022 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4
Weighted average discount rate	11.5%

Schedule of future minimum rent payable under non-cancelable operating leases

As of December 31, 2022, the future minimum rent payable under non-cancelable operating leases were:

2023	$159
2024	129
2025	133
2026	100
2027	—
Total lease payments	521
Less: imputed interest	(91)
Present value of lease liabilities	$430
Lease liabilities - current	119
Lease liabilities – non-current	311